Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	$ 854	$ 1,109
Financial assets amortized cost	6,159	6,337
Financial assets	7,058	7,472
Financial assets measured at fair value	899	1,135
Financial liabilities measured at fair value	(11)	(20)
Financial assets FVOCI	45	26
Financial liabilities FVOCI	(118)	93
Financial liabilities at amortized cost	(1,931)	(2,168)
Financial liabilities	(2,060)	(2,281)
Financial liabilities measured at fair value	(129)	(113)
Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	608	772
Financial assets amortized cost	0	0
Financial assets	627	798
Financial assets measured at fair value	627	798
Financial assets FVOCI	19	26
Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	241	334
Financial assets amortized cost	0	0
Financial assets	241	334
Financial assets measured at fair value	241	334
Financial assets FVOCI	0	0
Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	2,199	3,744
Financial assets	2,225	3,744
Financial assets measured at fair value	26	0
Financial assets FVOCI	26	0
Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	196	187
Financial assets	196	187
Financial assets measured at fair value	0	0
Financial assets FVOCI	0	0
Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	326	185
Financial assets	326	185
Financial assets measured at fair value	0
Financial assets FVOCI	0	0
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	5	3
Financial assets amortized cost	300	269
Financial assets	305	272
Financial assets measured at fair value	5	3
Financial assets FVOCI	0	0
Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets amortized cost	3,138	1,952
Financial assets	3,138	1,952
Financial assets measured at fair value	0	0
Financial assets FVOCI	0	0
Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(476)	(1,061)
Financial liabilities	(476)	(1,061)
Financial liabilities measured at fair value	0	0
Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(6)	(14)
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	0	0
Financial liabilities	(6)	(14)
Financial liabilities measured at fair value	6	(14)
Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(155)	(118)
Financial liabilities	(155)	(118)
Financial liabilities measured at fair value	0	0
Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(162)	(186)
Financial liabilities	(162)	(186)
Financial liabilities measured at fair value	0	0
Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(374)	(3)
Financial liabilities	(374)	(3)
Financial liabilities measured at fair value	0	0
Trade payables and other liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(5)	(6)
Financial liabilities FVOCI	(118)	93
Financial liabilities at amortized cost	(764)	(800)
Financial liabilities	(887)	(899)
Financial liabilities measured at fair value	(123)	(99)
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	611	367
Financial liabilities measured at fair value	(6)	(14)
Level 1 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	476	179
Level 1 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	109	188
Level 1 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	26	0
Level 1 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(6)	(14)
Level 1 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade payables and other liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	67	570
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	62	567
Level 2 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	5	3
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade payables and other liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	221	198
Financial liabilities measured at fair value	(123)	(99)
Level 3 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	89	52
Level 3 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	132	146
Level 3 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Loan receivables in the financial services segment [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Deposits from Customers in the Banking Business [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade payables and other liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	$ (123)	$ (99)